JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 27.0%
U.S. Treasury Bonds
3.88%, 8/15/2040	600,000	546,258
4.75%, 2/15/2041	1,679,000	1,699,660
4.38%, 8/15/2043	5,380,000	5,142,103
4.13%, 8/15/2053	2,759,000	2,580,096
U.S. Treasury Notes
5.00%, 9/30/2025	2,200,000	2,208,078
4.38%, 8/15/2026	11,200,000	11,158,437
4.63%, 9/30/2028	4,380,000	4,437,487
2.38%, 3/31/2029	1,000,000	906,523
4.13%, 8/31/2030	4,735,000	4,666,010
4.88%, 10/31/2030	1,300,000	1,339,000
3.38%, 5/15/2033	1,800,000	1,663,313
U.S. Treasury STRIPS Bonds 5.37%, 2/15/2041 (a)	2,249,000	968,728
Total U.S. Treasury Obligations (Cost $36,550,437)		37,315,693
Mortgage-Backed Securities — 25.1%
FHLMC Gold Pools, Other Pool # RE0003, 4.00%, 7/1/2049	560,716	526,182
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	315,060	284,058
Pool # AL9397, 3.00%, 10/1/2046	399,818	346,715
Pool # BE9590, 3.50%, 5/1/2047	149,756	134,183
Pool # BQ3137, 2.50%, 10/1/2050	448,739	370,979
Pool # CA8021, 2.50%, 12/1/2050	489,706	399,548
Pool # CB0458, 2.50%, 5/1/2051	477,203	389,525
Pool # CB0397, 3.00%, 5/1/2051	278,274	236,591
Pool # FM7910, 2.50%, 7/1/2051	655,616	541,753
Pool # CB1406, 3.00%, 8/1/2051	842,019	715,885
Pool # BU3608, 3.00%, 11/1/2051	148,462	126,208
Pool # BU9885, 2.50%, 1/1/2052	640,758	519,578
Pool # CB2855, 2.50%, 2/1/2052	781,630	641,942
Pool # CB3384, 4.00%, 4/1/2052	416,047	378,050
Pool # CB3775, 4.00%, 6/1/2052	385,322	350,174
Pool # BY9849, 6.00%, 10/1/2053	576,814	578,524
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	348,659	296,568
Pool # BS5507, 3.23%, 11/1/2028	300,000	278,064
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,311,227
Pool # BL4429, 2.25%, 10/1/2029	301,160	262,652
Pool # AM6835, 3.58%, 10/1/2029	1,180,603	1,098,181
Pool # AN8514, 3.27%, 2/1/2030	962,735	880,067
Pool # BS6161, 4.47%, 8/1/2030	494,211	478,238
Pool # BM6857, 1.83%, 12/1/2031 (b)	1,499,208	1,191,922
Pool # BS5337, 3.01%, 4/1/2032	310,000	269,657
Pool # BS5581, 3.46%, 6/1/2032	371,652	335,310
Pool # BS5659, 3.66%, 6/1/2032	795,000	718,963
Pool # AN5759, 3.29%, 7/1/2032	1,142,153	1,012,958
Pool # BS5530, 3.30%, 7/1/2032	701,000	617,258

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS6132, 3.86%, 7/1/2032	415,000	381,821
Pool # BS6276, 3.97%, 8/1/2032	680,000	627,745
Pool # BS5718, 3.46%, 9/1/2032	900,000	799,142
Pool # BS6689, 3.83%, 9/1/2032	390,000	357,287
Pool # BS6417, 3.83%, 10/1/2032	499,423	459,129
Pool # BS6951, 3.90%, 10/1/2032	500,000	458,784
Pool # BS6619, 3.91%, 10/1/2032	594,928	545,694
Pool # BS6731, 3.78%, 11/1/2032	133,511	121,882
Pool # BS1636, 2.25%, 4/1/2033	750,000	600,571
Pool # BS1899, 2.17%, 5/1/2033	605,000	480,738
Pool # BS9616, 4.79%, 9/1/2033	300,000	292,995
Pool # BL2213, 3.34%, 5/1/2034	1,000,000	871,925
Pool # BL3772, 2.92%, 10/1/2034	111,243	93,794
Pool # BL7071, 1.91%, 6/1/2035	383,000	277,782
Pool # AN4430, 3.61%, 1/1/2037	426,749	389,949
Pool # BF0189, 3.00%, 6/1/2057	695,207	567,927
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 12/25/2053 (c)	2,800,000	2,266,687
TBA, 5.00%, 12/25/2053 (c)	7,800,000	7,505,647
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	134,405	122,033
Pool # AK8802, 3.75%, 3/20/2046	301,525	277,852
Pool # CO8957, 5.00%, 12/20/2052	811,403	785,232
Pool # CX2674, 6.00%, 10/20/2053	228,925	233,463
Total Mortgage-Backed Securities (Cost $33,871,238)		34,809,039
Asset-Backed Securities — 19.7%
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (d)	346,041	346,902
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	434,818
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	253,000	240,389
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	544,000	497,756
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	100,000	88,616
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	550,000	465,003
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	350,000	329,020
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	355,234
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	263,034	246,693
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	660,000	652,516
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	363,172
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	283,661
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	403,981
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (d)	971,792	964,752
Series 2021-2A, Class C, 1.64%, 6/17/2030 (d)	800,000	772,526
Series 2021-4, Class A, 1.26%, 10/15/2030 (d)	458,114	447,225
Series 2021-4, Class C, 1.94%, 2/18/2031 (d)	480,000	445,908
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	594,945
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	250,000	250,000

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	457,999
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	343,545
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	368,841
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	268,689
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	565,291
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	396,609
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (d)	500,000	439,592
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (d)	463,095	390,427
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (d)	522,400	442,779
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	435,767
Foundation Finance Trust Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	500,000	511,726
GLS Auto Select Receivables Trust Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	505,185
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	354,000	358,557
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	337,280
Hilton Grand Vacations Trust Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	460,034	441,997
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	337,141	308,215
Home Partners of America Trust Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	493,656	398,443
Lendmark Funding Trust Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	336,852
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (d)	251,566	245,156
Series 2020-AA, Class B, 3.21%, 8/21/2034 (d)	200,000	188,947
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	270,776
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	172,606
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	193,761
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	166,877
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	500,000	503,282
MNR ABS Issuer I LLC, 8.95%, 12/15/2038	250,000	250,000
New Residential Mortgage Loan Trust Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	407,516
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	493,051	467,517
Oportun Issuance Trust Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	168,000	153,782
Prestige Auto Receivables Trust Series 2023-2A, Class C, 7.12%, 8/15/2029 (d)	390,000	394,348
Pretium Mortgage Credit Partners LLC
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (d) (e)	490,903	471,386
Series 2021-RN1, Class A1, 1.99%, 2/25/2061 (d) (e)	179,196	170,500
Progress Residential
Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	98,748	88,786
Series 2021-SFR1, Class C, 1.56%, 4/17/2038 (d)	500,000	446,062
Progress Residential Trust
Series 2023-SFR2, Class D, 4.50%, 10/17/2028 (d)	450,000	401,035
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,569	88,659
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (d)	450,000	421,742
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	419,233	346,580
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	199,486	185,835
PRPM LLC Series 2021-7, Class A1, 1.87%, 8/25/2026 (d) (e)	413,972	391,413
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	272,406
Renew Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	487,365	461,717

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Republic Finance Issuance Trust Series 2020-A, Class B, 3.54%, 11/20/2030 (d)	125,000	119,353
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	600,000	603,405
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	302,550
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	399,000	392,184
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	103,499	96,326
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	29,278	26,977
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	441,820	441,646
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	400,058	395,350
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (d)	350,000	341,165
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	425,627
Tricon Residential Trust
Series 2023-SFR2, Class C, 5.00%, 12/17/2028 (d)	300,000	278,882
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	250,915
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1, 1.87%, 8/25/2051 (d) (e)	237,098	221,695
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (d) (e)	74,247	69,422
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (e)	152,872	143,823
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (e)	159,075	151,718
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	352,802
Total Asset-Backed Securities (Cost $26,969,405)		27,265,440
Corporate Bonds — 16.0%
Aerospace & Defense — 0.9%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	97,777
Boeing Co. (The)
5.15%, 5/1/2030	250,000	247,694
5.71%, 5/1/2040	160,000	157,751
3.38%, 6/15/2046	400,000	273,873
L3Harris Technologies, Inc.
5.40%, 7/31/2033	100,000	99,673
4.85%, 4/27/2035	115,000	107,895
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	104,970
RTX Corp. 3.03%, 3/15/2052	170,000	107,657
		1,197,290
Automobiles — 0.1%
General Motors Co. 5.95%, 4/1/2049	130,000	118,550
Banks — 3.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	169,652
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	429,904
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	397,926
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (d)	200,000	202,033
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	253,197
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	250,000	257,634

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	141,033
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	250,000	197,918
Credit Agricole SA (France) (SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	254,797
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	169,745
(SOFR + 2.39%), 6.25%, 3/9/2034 (f)	200,000	203,697
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (f)	200,000	200,526
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	199,130
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (d) (g)	250,000	196,372
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	199,092
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	200,000	156,610
Wells Fargo & Co.
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	324,490
(SOFR + 2.06%), 6.49%, 10/23/2034 (f)	265,000	276,767
		4,230,523
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	161,880
Molson Coors Beverage Co. 4.20%, 7/15/2046	105,000	83,270
		245,150
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	141,648
4.05%, 11/21/2039	120,000	103,132
4.25%, 11/21/2049	255,000	214,530
Amgen, Inc. 5.75%, 3/2/2063	225,000	220,182
Gilead Sciences, Inc. 2.60%, 10/1/2040	115,000	79,133
		758,625
Broadline Retail — 0.1%
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	109,637
Building Products — 0.1%
Masco Corp. 6.50%, 8/15/2032	100,000	104,141
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	110,000	114,129
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	116,315
Goldman Sachs Group, Inc. (The)
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	196,860
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	215,427

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	245,845
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	239,540
		1,128,116
Chemicals — 0.2%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	94,684
DuPont de Nemours, Inc. 5.32%, 11/15/2038	80,000	77,798
LYB International Finance III LLC 4.20%, 10/15/2049	80,000	58,892
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	85,000	73,137
		304,511
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.20%, 7/15/2051	85,000	57,099
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 3.00%, 10/29/2028	200,000	176,271
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (d)	40,000	38,077
2.53%, 11/18/2027 (d)	300,000	259,233
		473,581
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc. 1.80%, 2/10/2031 (d)	100,000	78,162
Alimentation Couche-Tard, Inc. (Canada) 3.44%, 5/13/2041 (d)	125,000	88,243
Kroger Co. (The) 5.00%, 4/15/2042	95,000	82,632
		249,037
Diversified REITs — 0.2%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	136,942
Simon Property Group LP 3.25%, 9/13/2049	85,000	55,922
WP Carey, Inc. 2.25%, 4/1/2033	100,000	73,873
		266,737
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
3.50%, 6/1/2041	145,000	107,769
3.80%, 12/1/2057	240,000	164,047
Verizon Communications, Inc.
2.65%, 11/20/2040	130,000	88,492
3.55%, 3/22/2051	155,000	111,485
		471,793
Electric Utilities — 1.7%
DTE Electric Co. 5.40%, 4/1/2053	70,000	68,036
Duke Energy Corp. 3.75%, 9/1/2046	270,000	195,455
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	76,162
Emera US Finance LP (Canada) 4.75%, 6/15/2046	75,000	57,665
Entergy Texas, Inc. 5.80%, 9/1/2053	125,000	123,984
Evergy Metro, Inc. 5.30%, 10/1/2041	105,000	98,289
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	115,000	104,143
Fortis, Inc. (Canada) 3.06%, 10/4/2026	100,000	93,514

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	100,000	85,258
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	65,000	45,865
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	100,379
NextEra Energy Capital Holdings, Inc. 5.25%, 2/28/2053	120,000	109,231
Oncor Electric Delivery Co. LLC 4.95%, 9/15/2052 (d)	110,000	99,905
Pacific Gas and Electric Co.
6.40%, 6/15/2033	100,000	101,187
4.45%, 4/15/2042	170,000	128,164
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	99,901
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	96,661
Series K, 3.15%, 8/15/2051	135,000	85,096
Sierra Pacific Power Co. 5.90%, 3/15/2054 (d)	145,000	142,710
Southern California Edison Co.
6.00%, 1/15/2034	100,000	103,771
5.70%, 3/1/2053	110,000	106,705
Union Electric Co. 4.00%, 4/1/2048	120,000	91,822
Xcel Energy, Inc. 4.80%, 9/15/2041	90,000	74,416
		2,288,319
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	60,000	55,457
Financial Services — 0.3%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	70,000	70,673
Fiserv, Inc. 4.40%, 7/1/2049	90,000	74,008
Global Payments, Inc. 5.30%, 8/15/2029	100,000	98,039
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (d) (f)	220,000	223,219
		465,939
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	100,000	84,563
Campbell Soup Co. 3.13%, 4/24/2050	65,000	41,736
J M Smucker Co. (The)
6.20%, 11/15/2033	80,000	83,526
6.50%, 11/15/2053	75,000	79,700
JBS USA LUX SA 6.75%, 3/15/2034 (d)	100,000	100,515
Kraft Heinz Foods Co. 4.38%, 6/1/2046	90,000	73,473
		463,513
Gas Utilities — 0.2%
Atmos Energy Corp. 4.13%, 3/15/2049	90,000	71,501
Boston Gas Co. 4.49%, 2/15/2042 (d)	100,000	79,921
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	75,000	65,148
Southwest Gas Corp. 3.80%, 9/29/2046	65,000	45,502
		262,072
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 3.55%, 2/15/2050	100,000	74,173
CSX Corp. 3.35%, 9/15/2049	95,000	65,984
Norfolk Southern Corp. 4.05%, 8/15/2052	80,000	62,072

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	100,000	100,763
Union Pacific Corp. 4.10%, 9/15/2067	65,000	49,467
		352,459
Health Care Providers & Services — 0.6%
Aetna, Inc. 4.50%, 5/15/2042	100,000	82,831
CVS Health Corp.
5.25%, 1/30/2031	100,000	99,537
5.05%, 3/25/2048	175,000	153,411
Elevance Health, Inc. 4.65%, 1/15/2043	100,000	87,234
HCA, Inc.
5.50%, 6/1/2033	200,000	196,651
4.63%, 3/15/2052	165,000	130,670
UnitedHealth Group, Inc. 3.25%, 5/15/2051	185,000	130,032
		880,366
Health Care REITs — 0.1%
Welltower OP LLC
3.10%, 1/15/2030	100,000	86,739
6.50%, 3/15/2041	100,000	103,174
		189,913
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	201,161
5.75%, 10/1/2041	105,000	98,405
Southern Power Co. 5.15%, 9/15/2041	130,000	110,322
		409,888
Industrial REITs — 0.1%
Prologis LP 2.25%, 4/15/2030	100,000	83,482
Insurance — 0.2%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	110,000	85,991
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (d)	80,000	56,040
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	87,426
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	50,000	43,325
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (d)	75,000	60,640
		333,422
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	125,000	127,003
Media — 0.8%
Charter Communications Operating LLC
4.40%, 4/1/2033	200,000	177,454
3.50%, 3/1/2042	200,000	132,214
4.80%, 3/1/2050	145,000	107,864
Comcast Corp.
4.20%, 8/15/2034	250,000	227,823
3.25%, 11/1/2039	210,000	159,704
4.00%, 11/1/2049	135,000	105,597

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC 3.63%, 5/15/2030	150,000	132,550
Paramount Global 4.38%, 3/15/2043	80,000	54,491
		1,097,697
Metals & Mining — 0.2%
Newcrest Finance Pty. Ltd. (Australia)
3.25%, 5/13/2030 (d)	100,000	87,830
5.75%, 11/15/2041 (d)	100,000	98,831
Nucor Corp. 2.98%, 12/15/2055	70,000	41,935
Steel Dynamics, Inc. 3.25%, 10/15/2050	85,000	54,275
		282,871
Multi-Utilities — 0.3%
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	70,000	67,585
Consumers Energy Co. 3.25%, 8/15/2046	80,000	56,873
Dominion Energy, Inc. Series C, 4.90%, 8/1/2041	110,000	95,032
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	86,845
San Diego Gas & Electric Co. 3.95%, 11/15/2041	55,000	42,852
Southern Co. Gas Capital Corp. 4.40%, 6/1/2043	140,000	111,510
		460,697
Oil, Gas & Consumable Fuels — 1.2%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (d)	150,000	143,084
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (d)	100,000	100,401
ConocoPhillips Co. 5.30%, 5/15/2053	85,000	81,888
Energy Transfer LP 6.50%, 2/1/2042	260,000	263,188
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	68,275
3.45%, 4/15/2051	95,000	70,307
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (d)	100,000	78,212
Marathon Petroleum Corp. 6.50%, 3/1/2041	70,000	71,815
MPLX LP 4.80%, 2/15/2029	100,000	96,817
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	96,160
3.25%, 7/15/2031 (d)	100,000	82,592
Phillips 66 Co. 4.90%, 10/1/2046	125,000	109,648
Plains All American Pipeline LP 4.90%, 2/15/2045	280,000	226,926
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	100,000	94,409
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	86,054
		1,669,776
Pharmaceuticals — 0.2%
Merck & Co., Inc. 5.15%, 5/17/2063	125,000	121,585
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	200,000	144,462
		266,047
Residential REITs — 0.1%
Essex Portfolio LP 1.65%, 1/15/2031	100,000	76,069
UDR, Inc. 3.10%, 11/1/2034	100,000	78,176
		154,245

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.1%
NNN REIT, Inc. 5.60%, 10/15/2033	100,000	97,777
Realty Income Corp. 4.85%, 3/15/2030	100,000	96,879
		194,656
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 2.45%, 2/15/2031 (d)	150,000	123,331
Intel Corp. 5.70%, 2/10/2053	110,000	111,755
KLA Corp. 3.30%, 3/1/2050	95,000	67,555
NXP BV (China)
5.00%, 1/15/2033	100,000	95,237
3.25%, 5/11/2041	180,000	127,758
QUALCOMM, Inc. 4.50%, 5/20/2052	75,000	65,177
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	90,181
		680,994
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	70,000	71,827
Oracle Corp.
4.90%, 2/6/2033	100,000	96,207
3.65%, 3/25/2041	215,000	162,898
		330,932
Specialized REITs — 0.1%
Crown Castle, Inc. 4.00%, 3/1/2027	100,000	95,045
Extra Space Storage LP 5.90%, 1/15/2031	80,000	80,252
		175,297
Specialty Retail — 0.1%
Lowe's Cos., Inc.
2.63%, 4/1/2031	100,000	84,028
5.75%, 7/1/2053	105,000	103,518
		187,546
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	260,000	215,762
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	87,604
4.39%, 8/15/2037	130,000	105,017
		192,621
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	183,703
3.00%, 2/15/2041	400,000	282,168
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	115,000	97,751
		563,622
Total Corporate Bonds (Cost $21,134,273)		22,099,386

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 5.8%
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	301,026	279,768
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	807,015
Series 4710, Class JE, 2.75%, 6/15/2047	602,771	496,613
Series 4994, Class LI, IO, 4.00%, 12/25/2048	181,775	33,493
Series 4896, Class CG, 3.50%, 4/15/2049	358,035	326,366
Series 5141, Class PA, 1.00%, 4/25/2050	352,234	277,667
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	277,206	233,804
Series 326, Class 350, 3.50%, 3/15/2044	566,875	512,869
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	265,000	245,655
Series 2012-124, Class PA, 2.50%, 7/25/2042	122,888	108,845
Series 2017-87, Class EA, 3.00%, 4/25/2044	288,764	250,537
Series 2019-12, Class BA, 3.00%, 4/25/2049	313,368	267,264
Series 2020-54, Class UB, 5.00%, 7/25/2050	158,457	152,751
Series 2021-27, Class EC, 1.50%, 5/25/2051	164,655	129,002
GNMA Series 2019-83, Class YA, 4.77%, 6/20/2040 (b)	179,728	172,056
PRPM LLC
Series 2020-4, Class A1, 5.95%, 10/25/2025 (d) (e)	595,901	591,603
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	200,000	185,868
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MA, 3.50%, 7/25/2058	288,096	265,056
Series 2019-1, Class MT, 3.50%, 7/25/2058	314,893	271,719
Series 2019-2, Class HT, 3.00%, 8/25/2058	617,353	511,569
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	602,477	565,970
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,570,082	1,413,044
Total Collateralized Mortgage Obligations (Cost $7,867,695)		8,098,534
Commercial Mortgage-Backed Securities — 5.5%
BB-UBS Trust Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (d)	465,000	406,729
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	495,000	425,106
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	500,000	389,145
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (b)	5,000,000	276,865
Series KJ40, Class A2, 3.69%, 11/25/2030 (b)	335,000	310,378
Series K135, Class AM, 1.91%, 10/25/2031 (b)	1,050,000	837,932
FNMA ACES Series 2023-M8, Class A1, 4.47%, 11/25/2032 (b)	500,000	490,366
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (d)	570,000	504,607
Series 2018-K154, Class B, 4.16%, 11/25/2032 (b) (d)	610,000	483,675
Series 2018-K155, Class B, 4.31%, 4/25/2033 (b) (d)	580,000	462,226
Series 2015-K46, Class C, 3.82%, 4/25/2048 (b) (d)	316,000	305,078
Series 2018-K80, Class B, 4.38%, 8/25/2050 (b) (d)	125,000	117,199
Series 2018-K79, Class C, 4.35%, 7/25/2051 (b) (d)	145,000	133,718
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK41, PO, 10/27/2047 (d)	250,000	232,187

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-FRR3, Class CK41, PO, 10/27/2047 (d)	100,000	92,434
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 (b) (d)	500,000	453,535
Series 2021-FRR1, Class 2A, PO, 11/29/2050 (d)	580,000	436,495
Series 2021-FRR2, Class BK49, 2.30%, 9/27/2051 (b) (d)	300,000	274,394
GNMA Series 2017-76, Class B, 2.60%, 12/16/2056	745,502	520,637
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.70%, 8/27/2047 (b) (d)	500,000	476,002
Total Commercial Mortgage-Backed Securities (Cost $7,491,289)		7,628,708
Foreign Government Securities — 0.2%
United Mexican States 6.34%, 5/4/2053 (Cost $217,232)	230,000	218,730
	SHARES
Short-Term Investments — 9.1%
Investment Companies — 9.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (h) (i) (Cost $12,614,631)	12,614,631	12,614,631
Total Investments — 108.4% (Cost $146,716,200)		150,050,161
Liabilities in Excess of Other Assets — (8.4)%		(11,586,135)
NET ASSETS — 100.0%		138,464,026

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2023.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $196,372 or 0.14% of the Fund’s
net assets as of November 30, 2023.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	16	03/19/2024	USD	1,970,000	25,215

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,803,723	$461,717	$27,265,440
Collateralized Mortgage Obligations	—	8,098,534	—	8,098,534
Commercial Mortgage-Backed Securities	—	7,628,708	—	7,628,708
Corporate Bonds	—	22,099,386	—	22,099,386
Foreign Government Securities	—	218,730	—	218,730
Mortgage-Backed Securities	—	34,809,039	—	34,809,039
U.S. Treasury Obligations	—	37,315,693	—	37,315,693
Short-Term Investments
Investment Companies	12,614,631	—	—	12,614,631
Total Investments in Securities	$12,614,631	$136,973,813	$461,717	$150,050,161
Appreciation in Other Financial Instruments
Futures Contracts	$25,215	$—	$—	$25,215
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at October 11, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (b) (c)	$—	$87,348,252	$74,733,621	$—	$—	$12,614,631	12,614,631	$137,148	$—

(a)	Commencement of operations was October 11, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2023.